Restructuring Impairment Site Closures And Related Costs (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
schedule of restructuring liability reserve	The activity in the restructuring liability reserve for the six months ended June 30, 2021 was as follows (in millions):

Six Months Ended June 30, 2021
Beginning balance	$—
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	0.6
Payments	(2.8)

Ending balance	$65.6